SHAREHOLDERS' EQUITY (Details)																1 Months Ended		2 Months Ended	5 Months Ended	12 Months Ended
	Dec. 31, 2022 EUR (€) € / shares shares	Dec. 15, 2022 EUR (€) € / shares shares	Nov. 08, 2022 EUR (€) € / shares shares	Sep. 28, 2022 shares	Jun. 30, 2022 shares	May 17, 2022 EUR (€) € / shares shares	Mar. 30, 2022 EUR (€) shares	Nov. 17, 2021 EUR (€) € / shares shares	Sep. 28, 2021 EUR (€) shares	Jun. 11, 2021 EUR (€) € / shares shares	Apr. 04, 2019 € / shares shares	Aug. 29, 2018 € / shares shares	Apr. 25, 2017 € / shares shares	Apr. 26, 2016 € / shares shares	Jan. 18, 2013 € / shares shares	Sep. 30, 2022 EUR (€) shares	Apr. 30, 2021 EUR (€) shares	Jul. 31, 2001 EUR (€) shares	Dec. 31, 1998 shares	Dec. 31, 2022 EUR (€) € / shares shares	Dec. 31, 2021 EUR (€) € / shares shares	Dec. 31, 2020 EUR (€) shares	Dec. 31, 2019 EUR (€) shares	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2013 EUR (€)	Dec. 31, 2022 $ / shares	Sep. 30, 2022 $ / shares	Jun. 30, 2021 shares	Apr. 30, 2021 $ / shares	Jun. 28, 2019 shares	Feb. 18, 2016 shares	Dec. 19, 2012 shares
Common stock, shares issued	37,197,731																			37,197,731	33,758,564
Common stock, par value | € / shares	€ 0.13																			€ 0.13	€ 0.13
Commons stock, shares outstanding	36,910,925																			36,910,925	33,466,136
Issuance costs | €																				€ 1,954,000	€ 1,961,000
Statutory Retained Earnings (Statutory Accumulated Deficit) | €	€ 14,329,000																			€ 14,329,000
Treasury stock	286,806																			286,806	292,428
Treasury Stock, Shares, Acquired (in shares)																		180,290	106,516
Treasury Stock, Value, Acquired, Par Value Method | €																		€ 697,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in shares)																				571,000	1,392,428
Share Price | $ / shares																												$ 10.66
The 2012 Plan [Member]
Common Stock, Shares Subscribed but Unissued (in shares)																																		500,000
The 2016 Plan [Member]
Common Stock, Shares Subscribed but Unissued (in shares)																																	1,000,000
The 2021 Plan [Member] | Maximum
Common Stock, Shares Subscribed but Unissued (in shares)																														2,000,000
Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in EUR per share) | € / shares																				€ 9.07	€ 5.56
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance (in shares)	2,613,886																			2,613,886	2,408,508	1,186,900	1,273,900
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in shares)																				571,000	1,392,428
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number (in shares)	1,362,205																			1,362,205	1,149,401	970,650
Stock issued during period shares stock options exercised																				320,622	150,820	23,750
Share-based Payment Arrangement, Nonvested Award, Option, Cost Not yet Recognized, Amount | €	€ 2,612,000																			€ 2,612,000
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition (Year)																				2 years 10 months 24 days
Share-based Payment Arrangement, Option [Member] | The 2012 Plan [Member]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in EUR per share) | € / shares															€ 1.91
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period (Year)															10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance (in shares)	0																			0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in shares)															500,000
Shares Granted, Value, Share-based Payment Arrangement, before Forfeiture | €																											€ 660,000
Recognition period of non-cash financial charges															48 months
Share-based Payment Arrangement, Option [Member] | The 2012 Plan [Member] | Minimum
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period (Year)															1 year
Share-based Payment Arrangement, Option [Member] | The 2012 Plan [Member] | Maximum
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period (Year)															4 years
Share-based Payment Arrangement, Option [Member] | The 2016 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in shares)																																1,000,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in EUR per share) | € / shares											€ 3.90	€ 2.65	€ 2.39	€ 3.22
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period (Year)											10 years	10 years	10 years	10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance (in shares)	696,080																			696,080
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in shares)											155,000	165,000	260,000	575,000
Shares Granted, Value, Share-based Payment Arrangement, before Forfeiture | €																							€ 299,000	€ 219,000	€ 335,000	€ 960,000
Recognition period of non-cash financial charges																										48 months
Share-based Payment Arrangement, Expense | €																				€ 25,000	€ 65,000	€ 160,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number (in shares)	668,580																			668,580
Share-based Payment Arrangement, Option [Member] | The 2016 Plan [Member] | Minimum
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period (Year)											1 year	1 year	1 year	1 year
Share-based Payment Arrangement, Option [Member] | The 2016 Plan [Member] | Maximum
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period (Year)											4 years	4 years	4 years	4 years
Share-based Payment Arrangement, Option [Member] | The 2019 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in shares)																																358,528
Share-based Compensation Arrangement by Share-based Payment Award, Number of pre-existing shares available for future puchase option										292,428
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in EUR per share) | € / shares										€ 5.59
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period (Year)										10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance (in shares)	1,266,806																			1,266,806
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in shares)										1,000,000
Shares Granted, Value, Share-based Payment Arrangement, before Forfeiture | €										€ 681,000
Recognition period of non-cash financial charges																							36 months
Share-based Payment Arrangement, Expense | €																				€ 1,104,000	1,484,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number (in shares)	633,403																			633,403
Share-based Payment Arrangement, Option [Member] | The 2019 Plan [Member] | Minimum
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period (Year)										6 months
Share-based Payment Arrangement, Option [Member] | The 2019 Plan [Member] | Maximum
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period (Year)										3 years
Share-based Payment Arrangement, Option [Member] | The 2021 Plan [Member]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in EUR per share) | € / shares		€ 9.94	€ 10.32			€ 6.41		€ 5.18
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period (Year)		10 years	10 years			10 years		10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance (in shares)	44,000																			44,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in shares)		395,000	32,000			144,000		100,000	61,500
Shares Granted, Value, Share-based Payment Arrangement, before Forfeiture | €		€ 1,858,000	€ 161,000			€ 450,000	€ 259,000	€ 229,000	€ 340,000
Recognition period of non-cash financial charges	36 months																			36 months
Share-based Payment Arrangement, Expense | €																				€ 442,000	25,000
Share-based Payment Arrangement, Option [Member] | The 2021 Plan [Member] | Minimum
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period (Year)		6 months	6 months			6 months	1 year	6 months	1 year
Share-based Payment Arrangement, Option [Member] | The 2021 Plan [Member] | Maximum
Common Stock, Shares Subscribed but Unissued (in shares)																														200,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period (Year)		3 years	3 years			3 years	2 years	3 years	2 years
Share-based Payment Arrangement, Option [Member] | The 2021 Plan [Member] | French resident beneficiaries
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in shares)				57,500
Share-based Payment Arrangement, Option [Member] | The 2021 Plan [Member] | CEO
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in shares)							40,000
Share-based Payment Arrangement, Option [Member] | The Plan 2022
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period (Year)					3 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance (in shares)	286,000																			286,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in shares)			291,500
Shares Granted, Value, Share-based Payment Arrangement, before Forfeiture | €			€ 2,963,000
Recognition period of non-cash financial charges			36 months
Period between date of grant and start of vesting period					6 months
Share-based Payment Arrangement, Option [Member] | The Plan 2022 | Maximum
Common Stock, Shares Subscribed but Unissued (in shares)					600,000
Options to Subscribe New Shares [Member] | The 2012 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in shares)																																		500,000
Options to Subscribe New Shares [Member] | The 2016 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in shares)																																	1,000,000
Options to Subscribe New Shares [Member] | The 2019 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in shares)																																1,000,000
Shares Granted, Value, Share-based Payment Arrangement, before Forfeiture | €																					€ 2,371,000
Options to Subscribe New Shares [Member] | The 2021 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in shares)																														2,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance (in shares)	651,000																			651,000
Common stock
Stock Issued During Period, Shares, New Issues (in shares)																				3,444,789	4,300,820	23,750
Common stock | American Depository Shares (ADS) [Member]
Stock Issued During Period, Shares, New Issues (in shares)																3,066,667	4,150,000
Price per share | $ / shares																													$ 7.50		$ 6.75
Gross Proceeds From Issuance of Stock | €																€ 23,913,000	€ 23,255,000
Issuance costs | €																€ 1,954,000	€ 1,961,000